Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 29, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Talon Therapeutics, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		21,873,938
Entity Public Float			$ 16,400,000
Amendment Flag	false
Entity Central Index Key	0001140028
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,028,518	$ 4,573,254
Available-for-sale, equity securities (Note 9)		74,000
Available-for-sale, debt securities (Note 9)		17,993,745
Prepaid expenses and other current assets (Note 10)	635,297	253,901
Total current assets	1,663,815	22,894,900
Property and equipment, net (Note 11)	72,431	97,231
Restricted cash		125,000
Debt issuance costs, net (Note 3)	751,401	904,909
Total assets	2,487,647	24,022,040
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities (Note 12)	4,556,951	6,051,982
Other short-term liabilities	2,110	1,787
Total current liabilities	4,559,061	6,053,769
Notes payable, net of discount (Note 3)	24,033,257	23,340,144
Other long-term liabilities	2,474	4,753
Investors��� right to purchase future shares of Series A-1 and A-2 preferred stock (Note 4)	1,772,100	5,131,000
Warrant liabilities, non-current (Note 6)	501,664	712,965
Total long term liabilities	26,309,495	29,188,862
Total liabilities	30,868,556	35,242,631
Redeemable convertible preferred stock; $0.001 par value: 10 million shares authorized, 0.4 million shares issued and outstanding at December 31, 2011, 2010; aggregate liquidation value of $46.4 million and $42.4 million at December 31, 2011 and December 31, 2010, respectively	30,643,219	30,643,219
Common stock; $0.001 par value: 350 million shares authorized, 21.8 million and 21.2 million shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	21,779	21,234
Additional paid-in capital	120,887,432	119,241,956
Accumulated other comprehensive loss		(15,841)
Accumulated deficit	(179,933,339)	(161,111,159)
Total stockholders' deficit	(59,024,128)	(41,863,810)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 2,487,647	$ 24,022,040

Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Redeemable convertible preferred stock; par value (in Dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred stock; shares authorized	10,000,000	10,000,000
Redeemable convertible preferred stock; shares issued	400,000	400,000
Redeemable convertible preferred stock; shares outstanding	400,000	400,000
Redeemable convertible preferred stock; aggregate liquidation value (in Dollars)	$ 46,400,000	$ 42,400,000
Common stock; par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock; shares authorized	350,000,000	350,000,000
Common stock; shares issued	21,800,000	21,200,000
Common stock; shares outstanding	21,800,000	21,200,000

Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General and administrative	$ 5,121,678	$ 5,570,820
Research and development	13,387,168	20,194,878
Total operating expenses	18,508,846	25,765,698
Loss from operations	(18,508,846)	(25,765,698)
Interest income	8,124	49,247
Interest expense	(3,560,444)	(3,750,471)
Other expense, net	(78,768)	(3,512)
Change in fair value of warrant liabilities	(41,146)	(55,509)
Change in fair value of investors��� right to purchase future shares of Series A-1 and A-2 preferred stock	3,358,900	3,539,000
Total other expense	(313,334)	(221,245)
Net loss	(18,822,180)	(25,986,943)
Deemed dividends attributable to preferred stock	(3,947,713)	(32,308,787)
Net loss applicable to common stockholders	(22,769,893)	(58,295,730)
Net loss per share, basic and diluted (in Dollars per share)	$ (1.06)	$ (2.81)
Weighted average shares used in computing net loss per share, basic and diluted (in Shares)	21,557,062	20,737,470
Net loss	(18,822,180)	(25,986,943)
Unrealized holdings gains (losses) arising during the period, net of reclassification adjustments included in net loss	15,841	8,159
Comprehensive loss	$ (18,806,339)	$ (25,978,784)

Statement Of Changes In Redeemable Convertible Preferred Stock And Stockholders' Deficit (USD $)	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009		$ 19,912	$ 117,632,111	$ (24,000)	$ (135,124,216)	$ (17,496,193)
Balance (in Shares) at Dec. 31, 2009		19,912,493
Stock-based compensation of employees amortized over vesting period of stock options			744,376			744,376
Issuance of shares under employee stock purchase plan		58	35,238			35,296
Issuance of shares under employee stock purchase plan (in Shares)		57,677
Issuance of shares upon exercise of warrants		1,264	1,537,357			1,538,621
Issuance of shares upon exercise of warrants (in Shares)		1,264,137
Issuance of Series A-1 redeemable, convertible preferred stock, net of issuance costs of $1,431,781, and fair value of investors��� right to acquire future shares of Series A-1 and A-2 preferred stock	29,898,219
Issuance of Series A-1 redeemable, convertible preferred stock, net of issuance costs of $1,431,781, and fair value of investors��� right to acquire future shares of Series A-1 and A-2 preferred stock (in Shares)	400,000
Additional Series A-1 redeemable, convertible shares issued upon completion of second closing	745,000		(745,000)			(745,000)
Additional Series A-1 redeemable, convertible shares issued upon completion of second closing (in Shares)	12,562
Beneficial conversion feature on Series A-1 redeemable, convertible preferred stock	(29,898,219)		29,898,219			29,898,219
Deemed dividend attributable to beneficial conversion feature on Series A-1 redeemable, convertible preferred stock	29,898,219		(29,898,219)			(29,898,219)
Issuance of warrants related to Series A-1 redeemable, convertible preferred stock			37,874			37,874
Unrealized gain on available-for-sale securities				8,159		8,159
Net loss					(25,986,943)	(25,986,943)
Balance at Dec. 31, 2010	30,643,219	21,234	119,241,956	(15,841)	(161,111,159)	(41,863,810)
Balance (in Shares) at Dec. 31, 2010	412,562	21,234,307
Stock-based compensation of employees amortized over vesting period of stock options			883,860			883,860
Issuance of shares under employee stock purchase plan		40	16,279			16,319
Issuance of shares under employee stock purchase plan (in Shares)		39,998
Fair value of warrants issued to nonemployee as partial payment of services rendered			56,209			56,209
Issuance of shares upon exercise of employee stock options		73	49,948			50,021
Issuance of shares upon exercise of employee stock options (in Shares)		72,395
Stock-based compensation of restricted stock and issuance of shares upon vesting		179	83,481			83,660
Stock-based compensation of restricted stock and issuance of shares upon vesting (in Shares)		179,192
Issuance of shares upon exercise of warrants		253	303,251			303,504
Issuance of shares upon exercise of warrants (in Shares)		252,920
Extinguishment of warrant liability upon exercise of warrants			252,448			252,448
Unrealized holdings gains (losses) arising during the period				17,600		17,600
Reclassification of realized gains (losses) included in net income				(1,759)		(1,759)
Unrealized gain on available-for-sale securities						17,600
Net loss					(18,822,180)	(18,822,180)
Balance at Dec. 31, 2011	$ 30,643,219	$ 21,779	$ 120,887,432		$ (179,933,339)	$ (59,024,128)
Balance (in Shares) at Dec. 31, 2011	412,562	21,778,812

Statement Of Changes In Redeemable Convertible Preferred Stock And Stockholders' Deficit (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of Series A-1 redeemable, convertible preferred stock, issuance costs	$ 1,431,781

Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (18,822,180)	$ (25,986,943)
Depreciation and amortization	95,137	158,721
Share-based compensation to employees for services	967,520	744,376
Amortization of discount and debt issuance costs	846,622	1,031,779
Loss on disposal of equipment		3,002
Fair value of warrants issued to nonemployee as partial payment of services rendered	56,209
Loss on investments	70,355
Change in fair value of warrant liability	41,146	55,509
Change in fair value of investors��� right to purchase future shares of Series A-1 and A-2 preferred stock	(3,358,900)	(3,539,000)
(Increase) decrease in prepaid expenses and other assets	(256,396)	(148,480)
Increase (decrease) in accounts payable and accrued liabilities	(1,495,032)	2,024,907
Net cash used in operating activities	(21,855,519)	(25,656,129)
Purchase of property and equipment	(70,336)	(6,499)
Proceeds from maturities and sales of available-for-sale securities	18,013,232	5,245,500
Purchase of available-for-sale securities		(23,228,440)
Net cash provided by investing activities	17,942,896	(17,989,439)
Proceeds from exercise of warrants and options	353,524	85,862
Issuance of shares under the employee stock purchase plan	16,319
Payments on capital leases	(1,955)	(43,586)
Proceeds from private placement of Series A-1 preferred stock for $40 million less cash issuance costs of $1.4 million		38,606,093
Net cash provided by financing activities	367,888	38,648,369
Net decrease in cash and cash equivalents	(3,544,735)	(4,997,199)
Cash and cash equivalents, beginning of period	4,573,254	9,570,453
Cash and cash equivalents, end of period	1,028,518	4,573,254
Cash paid for interest	2,708,750	2,708,750
Unrealized gain (loss) on available-for-sale securities	17,600	8,159
Fair value of warrants issued to nonemployee as partial payment of services rendered	56,209	37,874
Extinguishment of warrant liabilities, net of cash proceeds from warrant exercise	$ 252,448	$ 1,488,055

Statements Of Cash Flows (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2010
Proceeds from private placement of Series A-1 preferred stock, cash issuance costs	$ 1,400,000

Note 1 - Business Description, Basis of Presentation and Liquidity	12 Months Ended
Dec. 31, 2011
Basisof Accounting And Liquidity Disclosure [Text Block]
NOTE 1.  BUSINESS DESCRIPTION, BASIS OF PRESENTATION AND LIQUIDITY

Talon Therapeutics, Inc. (“Talon”, “we”, “our”, “us” or the “Company”) is a biopharmaceutical company based in San Mateo, California, which seeks to acquire, develop, and commercialize innovative products to strengthen the foundation of cancer care. The Company is committed to creating value by accelerating the development of its product candidates, including entering into strategic partnership agreements and expanding its product candidate pipeline by being an alliance partner of choice to universities, research centers and other companies.  The Company has exclusive rights to develop and commercialize the following product candidates:

●
Marqibo® (vincristine sulfate liposomes injection), the Company’s lead product candidate, is a novel, targeted Optisome™ encapsulated formulation product candidate of the FDA-approved anticancer drug vincristine. The Company is currently developing Marqibo primarily for the treatment of adult acute lymphoblastic leukemia, or ALL. In July 2011, the Company submitted a new drug application, or NDA, to the Food and Drug Administration, or FDA, seeking accelerated approval of Marqibo for the treatment of adult ALL patients in second or greater relapse or whose disease has progressed following two or more prior lines of anti-leukemia therapy.  In August 2011, the Company received a Special Protocol Assessment, or SPA, agreement from the FDA for its planned Phase 3 confirmatory study of Marqibo in newly diagnosed ALL. In September 2011, the FDA accepted the Company’s NDA for Marqibo for filing under Subpart H – Accelerated Approval for New Drugs for Serious or Life Threatening Illnesses, and informed the Company that the action date for the FDA under the Prescription Drug User Fee Act, referred to as the PDUFA date, would be May 13, 2012.  In July 2011, the first patient was dosed in a Phase 1 trial in children and adolescents with solid tumors and hematological malignancies, including ALL, being conducted at the National Cancer Institute in Bethesda, MD.  Additionally, in November 2011, the first patient was enrolled in a European Phase 3 trial of Marqibo being conducted by the German High-Grade Lymphoma Study Group in elderly patients with newly diagnosed aggressive Non-Hodgkin’s Lymphoma, or NHL.

●
Menadione Topical Lotion (MTL) is a novel cancer supportive care product candidate being developed for the prevention and/or treatment of the skin toxicities associated with the use of epidermal growth factor receptor inhibitors, or EGFRIs, a type of anti-cancer agent used in the treatment of lung, colon, head and neck, pancreatic and breast cancer.  In August 2011, the Company entered into an agreement with the Mayo Clinic pursuant to which the Mayo Clinic agreed to sponsor and conduct a randomized Phase 2 trial of MTL in patients taking biologic and small molecule EGFR inhibitors for anti-cancer therapy and will test the effectiveness of MTL in preventing skin toxicities associated with EGFR inhibitors.  The Company agreed to provide supplies of MTL in connection with the Mayo Clinic study.

●	Brakiva™ (topotecan liposome injection) is a novel targeted Optisome™ encapsulated formulation product candidate of the FDA-approved anticancer drug topotecan.

●	Alocrest™ (vinorelbine liposome injection) is a novel targeted Optisome™ encapsulated formulation product candidate of the FDA-approved anticancer drug vinorelbine.

Basis of Presentation and Liquidity

The accompanying audited financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and the instructions to Form 10-K, as promulgated by the Securities and Exchange Commission (the “SEC”).

As of December 31, 2011, the Company had a stockholder's accumulated deficit of approximately $179.9 million, and for the fiscal year ended December 31, 2011, the Company experienced a net loss of $18.8 million. The Company has financed operations primarily through equity and debt financing and expects such losses to continue over the next several years.  The Company has drawn down $27.5 million of long-term debt under the loan facility agreement with Deerfield Management, with the entire balance due in June 2015.  The Company currently has only a limited supply of cash available for operations. As of December 31, 2011, the Company had aggregate cash and cash equivalents and available-for-sale securities of $1.1 million.

On January 9, 2012, the Company entered into an Investment Agreement with certain investors pursuant to which the Company issued and sold to the investors an aggregate of 110,000 shares of its Series A-2 Convertible Preferred Stock (the “Series A-2 Preferred”), stated value $100 per share, at a per share purchase price of $100 for an aggregate purchase price of $11.0 million.  The Investment Agreement provides that, from the date of the Investment Agreement until the first anniversary of the Company’s receipt of marketing approval from the FDA for any of its product candidates, the investors have the right, but not the obligation, to purchase up to an additional 600,000 shares of the Company’s Series A-3 Convertible Preferred Stock (the “Series A-3 Preferred”) at a purchase price of $100 per share. The Company had previously entered into an Investment Agreement dated June 7, 2010, pursuant to which the same investors purchased 400,000 shares of the Company’s Series A-1 Convertible Preferred Stock (the “Series A-1 Preferred” and, collectively with the Series A-2 Preferred and the Series A-3 Preferred, the “Series A Preferred”) for an aggregate purchase price of $40.0 million.

As described in Note 3 below, the Company and certain affiliates of Deerfield Management, LLC (collectively, “Deerfield”) had previously entered into the Facility Agreement on October 30, 2007, as amended on June 7, 2010.  In connection with the entry into the Investment Agreement, on January 9, 2012, the Company and Deerfield entered into a Second Amendment to Facility Agreement.  Among other items, pursuant to the Second Amendment to Facility Agreement, the Company will satisfy its obligation under the Facility Agreement to make quarterly interest payments for the quarters ended December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012, by issuing a whole number of shares of Series A-2 Preferred in lieu of cash.

Even considering the $11 million gross proceeds pursuant to the January 2012 Investment Agreement, the Company currently does not have enough capital resources to fund its planned activities beyond mid-2012 and the accompanying financial statements reflect substantial doubt about the Company’s ability to continue as a going concern, which is also stated in the report from its auditors on the audit of the Company’s financial statements as of and for the year ended December 31, 2011.  The Company’s plan of operation for the year ending December 31, 2012 is to continue implementing our business strategy, including obtaining FDA approval of its main product candidate, Marqibo, and continued development of the Company’s clinical trials for Marqibo and other drug candidates.  The Company does not generate any recurring revenue and will require substantial additional capital before it will generate cash flow from its operating activities, if ever. The Company will be unable to continue development of its product candidates unless it is able to obtain additional funding through equity or debt financings or from payments in connection with potential strategic transactions.

Management can give no assurances that additional capital that the Company is able to obtain, if any, will be sufficient to meet the Company’s needs. Moreover, there can be no assurance that such capital will be available to the Company on favorable terms or at all, especially given the current economic environment which has severely restricted access to the capital markets.  If anticipated costs are higher than planned or if the Company is unable to raise additional capital, it will have to significantly curtail planned development to maintain operations before the end of 2012.  These conditions raise substantial doubt as to the Company’s ability to continue as a going concern.   The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern.

Note 2 - Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Management's Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates based upon current assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Examples include provisions for deferred taxes, the valuation of the warrant liabilities and investors’ rights to purchase shares of Series A-1 Preferred and Series A-2 Preferred (see Note 4 below), the computation of beneficial conversion feature and the cost of contracted clinical study activities and assumptions related to share-based compensation expense. Actual results may differ materially from those estimates.

Segment Reporting

The Company has determined that it currently operates in only one segment, which is the research and development of oncology therapeutics and supportive care for use in humans. All assets are located in the United States.

Cash and Cash Equivalents and Short-Term Investments

The Company considers all highly-liquid investments with a maturity of three months or less when acquired to be cash equivalents. Short-term investments consist of investments acquired with maturities exceeding three months and are classified as available-for-sale. All short-term investments are reported at fair value, based on quoted market price, with unrealized gains or losses included in other comprehensive loss.

Investments in Debt and Marketable Equity Securities

The Company determines the appropriate classification of all debt and marketable equity securities as held-to-maturity, available-for-sale or trading at the time of purchase, and re-evaluates such classification as of each balance sheet date in accordance with FASB ASC 320.  Investments in equity securities that have readily determinable fair values are classified and accounted for as available for sale.  We assess whether temporary or other-than-temporary unrealized losses on our marketable securities have occurred due to declines in fair value or other market conditions based on the extent and duration of the decline, as well as other factors.  Because we have determined that all of our debt and marketable equity securities previously held were available-for-sale, unrealized gains and losses were reported as a component of accumulated other comprehensive gain (loss) in stockholders’ equity.  Other-than-temporary unrealized losses related to our investment in marketable equity securities were recorded in the consolidated statement of operations. The Company disposed of its investment in debt and marketable equity securities to fund operations through the end of 2011.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, available-for-sale securities, and accounts payable. Available-for-sale securities are carried at fair value. Cash and cash equivalents and accounts payable are carried at cost, which approximates fair value due to the relative short maturities of these instruments.  The fair value of the Company’s warrant liabilities is discussed in Notes 6.  The Company has issued certain financial instruments, including warrants to purchase common stock and rights to purchase shares of Series A-1 Preferred and Series A-2 Preferred (see Note 4 below), which have the characteristics of both equity and liabilities.  These instruments were evaluated to be classified as liabilities at the time of issuance and are revalued at fair value from period to period with the resulting change in value included in other income (expense). The fair value of the Company’s financial instruments is discussed in Notes 4 and 6.

Property and Equipment

Property and equipment are stated at cost and depreciated over the estimated useful lives of the assets using the straight-line method. Tenant improvement costs are depreciated over the shorter of the life of the lease or their economic life, and equipment, computer software and furniture and fixtures are depreciated over three to five years.

Debt Issuance Costs

As discussed in Note 3 below, the debt issuance costs relate to fees paid in the form of cash and warrants to secure a firm commitment to borrow funds.  These fees are being amortized over the life of the related loan using the interest method

Financial Instruments with Characteristics of Both Equity and Liabilities

The Company has issued certain financial instruments, including warrants to purchase common stock and rights to purchase shares of Series A-1 Preferred and Series A-2 Preferred, which have the characteristics of both equity and liabilities.  These instruments were evaluated to be classified as liabilities at the time of issuance and are revalued at fair value from period to period with the resulting change in value included in other income/(expense). The fair value of the Company’s financial instruments is discussed in Notes 4 and 6.

Clinical Study Activities and Other Expenses from Third-Party Contract Research Organizations

A significant amount of the Company’s research and development activities related to clinical study activity and are conducted by various third parties, including contract research organizations, which may also provide contractually defined administration and management services. Expense incurred for these contracted activities are based upon a variety of factors, including actual and estimated patient enrollment rates, clinical site initiation activities, labor hours and other activity-based factors. On a regular basis, the Company’s estimates of these costs are reconciled to actual invoices from the service providers and adjustments are made accordingly.

Pursuant to a clinical trial research agreement with the German High-Grade Lymphoma Study Group, the Company agreed to provide support for a European Phase 3 trial of Marqibo in elderly patients with newly diagnosed aggressive NHL.  Under the terms of the agreement, the Company is obligated to provide supplies of Marqibo for the study as well as funding for a portion of the total financial costs of the study.  These costs are based upon the achievement of certain milestones related to patient enrollment and data provision. These payments are accrued for upon the achievement of patient enrollment and data provision milestones or when the achievement of such milestones becomes highly probable.  Milestone payments are expensed in the period the milestone is reached.  The Company also entered into an agreement with Mayo Clinic pursuant to which Mayo Clinic will sponsor and conduct a Phase 2 clinical trial.  The Company’s obligation is limited to the provision of Marqibo for patients enrolled in the study.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with FASB ASC TOPIC 718 “Compensation – Stock Compensation .”  The Company has adopted a Black-Scholes-Merton model to estimate the fair value of stock options issued and the resultant expense is recognized in the operating expense for each reporting period.  Refer to Note 5 for further information regarding the required disclosures related to share-based compensation.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities, and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Computation of Net Loss per Common Share

Basic net loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per common share is the same as basic net loss per common share, since potentially dilutive securities from stock options, stock warrants and restricted stock would have an anti-dilutive effect because the Company incurred a net loss during each period presented. Refer to Note 7.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications had no effect on previously reported results of operations, total assets, accumulated deficit or stockholders’ deficit.

Recent Accounting Pronouncements

On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, or ASU 2011-05. ASU 2011-05 requires entities to report items of other comprehensive income on either part of a single contiguous statement of comprehensive income or in a separate statement of comprehensive income immediately following the statement of income. On December 23, 2011, the FASB issued an update to this pronouncement, ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, or ASU 2011-12. ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The Company has early adopted this pronouncement as of December 31, 2011.

Note 3 - Facility Agreement	12 Months Ended
Dec. 31, 2011
Line of Credit Facility, Description
NOTE 3.  FACILITY AGREEMENT

On October 30, 2007, the Company entered into a Facility Agreement (the “Facility Agreement”) with certain affiliates of Deerfield Management (collectively, “Deerfield”), pursuant to which Deerfield agreed to loan to the Company up to $30 million.  The Facility Agreement requires, among other things, that the Company comply with all regulatory agency requirements and the requirements of the Company’s license agreements. The Company is also prohibited from disposing of certain assets related to certain product candidates the Company is currently developing.  In accordance with and upon entering into the Facility Agreement, the Company paid a loan commitment fee of $1.1 million to Deerfield.  The Company has drawn down an aggregate of $27.5 million since October 30, 2007, of which the entire amount was outstanding at December 31, 2011. There are no additional draws available under the Facility Agreement.

Pursuant to the Facility Agreement, the Company is required to make quarterly interest payments on outstanding principal, at a stated annual rate of 9.85%.  Under the original terms of the Facility Agreement, all outstanding indebtedness was required to be repaid in full on October 30, 2013.  However, on June 7, 2010, the Company and Deerfield entered into an amendment to the Facility Agreement that, among other terms, extended the maturity date of the outstanding principal to June 30, 2015.  The Company deemed this modification unsubstantial as the change in the present value of cash flows related to the payment of interest and principal was less than 10%.  On January 9, 2012, the Company and Deerfield entered into a second amendment to the Facility Agreement that required the Company to satisfy its interest payments for the quarters ending December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012 by the issuance of a number of whole shares of Series A-2 Preferred. The Company’s obligations under the Facility Agreement are secured by all assets owned (or that will be owned in the future) by the Company, both tangible and intangible.

The effective interest rate on the $27.5 million notes payable, including discount on debt, is approximately 14.5%.  As of December 31, 2011, the Company had accrued $0.7 million in interest payable, which was satisfied in January 2012 by the issuance of 6,826 shares of Series A-2 Preferred and minor cash consideration in lieu of fractional shares.  The fair value of the loan payable as of December 31, 2011 was $15.6 million.

Discount on Debt. The Company issued certain warrants to Deerfield as part of the Facility Agreement.  The fair value of these warrants when issued was $6.0 million.  The total value of the warrants was recorded as a discount on the note payable with this discount amortized over the life of the loan agreement, through June 2015.  As of December 31, 2011, the remaining debt discount is approximately $3.5 million.

Summary of Notes Payable. From November 1, 2007 through May 20, 2009, the Company drew down $27.5 million of the $30.0 million in total loan proceeds available under the Facility Agreement. The Company is not required to pay back any portion of the principal amount until June 30, 2015.  The table below is a summary of the change in carrying value of the notes payable, including the discount on debt for the twelve months ended December 31, 2011 and 2010:

($ in thousands)	Carrying Value at January 1,	Gross Borrowings Incurred	Debt Discount Incurred	Amortized Discount	Carrying Value at December 31,
2011
Notes payable	$27,500	$—	$—	$—	$27,500
Discount on debt	(4,160)	—	—	693	(3,467)
Carrying value	$23,340				$24,033

($ in thousands)	Carrying Value at January 1,	Gross Borrowings Incurred	Debt Discount Incurred	Amortized Discount	Carrying Value at December 31,
2010
Notes payable	$27,500	$—	$—	$—	$27,500
Discount on debt	(4,903)	—	—	743	(4,160)
Carrying value	$22,597				$23,340

A summary of the debt issuance costs and changes during the periods ending December 31, 2011 and 2010 is as follows:

	Deferred Transaction Costs on January 1,	Period Amortized Deferred Transaction Costs	Deferred Transaction Costs on December 31,
($ in thousands)
2011	$905	$(154)	$751

($ in thousands)
2010	1,194	$(289)	$905

Note 4 - Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Temporary Equity [Table Text Block]
NOTE 4.  REDEEMABLE CONVERTIBLE PREFERRED STOCK

Private Placement of Preferred Stock

On June 7, 2010, the Company, Warburg Pincus Private Equity X, L.P. and Warburg Pincus X Partners, L.P. (collectively, “Warburg Pincus”) and Deerfield (together with Warburg Pincus, the “Purchasers”) entered into an Investment Agreement pursuant to which the Company issued and sold to the Purchasers an aggregate of 400,000 shares of Series A-1 Preferred at the stated value of $100 per share for an aggregate purchase price of $40 million.

The Investment Agreement also provided that the Purchasers had the right, but not the obligation, to make additional investments in the Company as follows:

•
at any time prior to the date the Company receives marketing approval from the U.S. Food and Drug Administration for the first of its product candidates (“Marketing Approval Date”), the Purchasers may have purchased up to an additional 0.2 million shares of Series A-1 Preferred at a purchase price of $100 per share for an aggregate purchase price of $20 million (“Additional Investment”); and

•
at any time beginning 15 days and within 120 days following the Marketing Approval Date, the Purchasers may have purchased up to an aggregate of 400,000 shares of Series A-2 Preferred at the stated value of $100 per share for an aggregate purchase price of $40 million (“Subsequent Investment”).

The Investment Agreement required that the Company seek approval of its stockholders to amend the Company’s certificate of incorporation to:  (i) increase the authorized number of shares of common stock, (ii) effect a reverse split of its common stock at a ratio to be agreed upon with the Purchasers, and (iii) provide that the number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of a majority of the issued and outstanding common stock and preferred stock, voting together as one class, notwithstanding the provisions of Section 242(b)(2) of the Delaware General Corporation Law (collectively, the “Stockholder Approval”). These amendments were approved by stockholders at a special meeting on September 2, 2010.

Terms of the Preferred Shares

During the period prior to the Company obtaining Stockholder Approval on September 2, 2010, the Series A-1 Preferred was subject to the following initial terms:

•	the stated value of the Series A-1 Preferred, initially $100 per share, accreted at a rate of 12% per annum;;

•
each share of Series A-1 Preferred was convertible into shares of the Company’s common stock at a conversion price of $0.5152 per share, subject to the limitation on the number of shares of common stock then available for issuance;

•
the Series A-1 Preferred was redeemable at the holders’ election any time after December 7, 2010, at a redemption price equal to the greater of (i) 250% of the then-accreted value of the Series A-1 Preferred, plus any unpaid dividends accrued thereon and (ii) market value of common stock shares the holder would receive if the Series A-1 Preferred is converted into common stock immediately prior to the redemption.

As a result of the Company obtaining Stockholder Approval on September 2, 2010, the terms of the Series A-1 Preferred were adjusted to have the following material terms (hereafter the “Series A-1 Revised Terms”):

•
the stated value of the Series A-1 Preferred, initially $100 per share, accretes at a rate of 9% per annum for a five-year term, compounded quarterly, and following such five-year term, the holders are thereafter entitled to cash dividends at 9% of the accreted stated value per annum, payable quarterly;

•	each share of Series A-1 Preferred is convertible into shares of the Company’s common stock at a conversion price of $0.736 per share;

•
upon a liquidation of the Company, as defined, including a change in control of the Company, holders of the Series A-1 Preferred would be entitled to receive a liquidation preference per share equal to the greater of (i) 100% of the then-accreted value of the Series A-1 Preferred and (ii) the amount which the holder would have received if the Series A-1 Preferred had been converted into common stock immediately prior to the liquidation; and

•	the Series A-1 Preferred is not redeemable except as noted above.

On September 10, 2010, the Company and the Purchasers conducted a second closing pursuant to the terms of the Investment Agreement, which is referred to herein as the Second Closing. In addition to the Stockholder Approval, the Purchasers’ obligations to complete the Second Closing were subject to a number of customary closing conditions, including the continued accuracy of the representations and warranties made by the Company in the Investment Agreement and the Company’s compliance with its contractual obligations thereunder. At the Second Closing, the shares of Series A-1 Preferred that were originally sold and issued on June 7, 2010 automatically became subject to the Series A-1 Revised Terms.  In addition, the Company issued to the Purchasers an additional 12,562 shares of Series A-1 Preferred in satisfaction of an aggregate of $1.2 million in accretion on the initial 400,000 shares of Series A-1 Preferred since their issuance date on June 7, 2010.

The terms of the Series A-2 Preferred established in June 2010 were identical to the Series A-1 Revised Terms, except the conversion price was $1.104 per share.

In accordance with the terms of the Investment Agreement, the Warburg Purchasers have the right to designate five out of nine members of the Company’s Board of Directors.  The Purchasers also received certain other rights including registration rights for all securities contemplated in the Investment Agreement and the right to participate in any future financing transactions.

The Purchasers were not permitted to transfer or sell preferred stock until the earlier of (a) June 7, 2011 for the initial 400,000 shares of Series A-1 Preferred issued on June 7, 2010, and the applicable first anniversary date of the applicable closing date for the future tranches of shares of Series A-1 Preferred or Series A-2 Preferred, (b) June 7, 2012, or (c) the date following the first period of 20 consecutive trading days during which the closing price of the Company’s common stock exceeds 200% of the conversion price. Transfer and sale restrictions could also lapse upon occurrence of certain other events.

Additionally, as a condition to the initial closing under the Investment Agreement, the Company and Deerfield amended the Facility Agreement.  The maturity date of the principal outstanding pursuant to the loan under the Facility Agreement was extended from October 30, 2013 to June 30, 2015.

On January 9, 2012, the Company and the Purchasers agreed to amend the Investment Agreement in order to facilitate the Company’s sale and issuance of Series A-2 Preferred on such date pursuant to a second investment agreement.  See Note 17, “Subsequent Events,” below.

Accounting Treatment

The Company allocated the proceeds from the financing between the issued shares of Series A-1 Preferred and the Purchasers’ rights to purchase additional shares of Series A-1 Preferred and Series A-2 Preferred in connection with the Additional Investments and Subsequent Investments.

●
Outstanding Series A-1 Preferred – Due to certain contingent redemption features of this instrument, the Company classified the 400,000 shares of Series A-1 Preferred sold on June 7, 2010 in the mezzanine section (between equity and liabilities) on the accompanying balance sheet.  The Company recorded the residual value of these shares as $29.9 million on June 7, 2010, net of transaction costs of $1.4 million and $8.7 million allocated to the rights to purchase additional Preferred Stock in the future.  When the 400,000 shares of Series A-1 Preferred were issued on June 7, 2010, approximately 121,000 shares were convertible due to the limited remaining authorized shares of common stock available for conversion.  At the Second Closing, the remaining 279,000 shares of Series A-1 Preferred became convertible when the Reverse Stock Split and the additional shares of common stock were authorized.  At the Second Closing on September 10, 2010, the Company issued an additional 12,562 shares of Series A-1 Preferred to the Purchasers in satisfaction of the accretion to the stated value of the Series A-1 Preferred from June 7, 2010, when the shares were issued through the Second Closing.  The carrying value of the Series A-1 Preferred was increased by the estimated fair value of these shares on September 10, 2010, which was $0.7 million.  The Company reduced shareholder’s equity by the same amount.  All of these additional shares of Series A-1 Preferred were convertible upon issuance.  The total recorded value of all Series A-1 Preferred issued as of December 31, 2011 is $30.6 million.  As of December 31, 2011, the outstanding Series A-1 Preferred was convertible into approximately 63 million shares of common stock, including total value accreted since the issuance date of the Series A-1 Preferred.

●
Rights to Purchase Preferred Stock in the Additional and Subsequent Investments – The Company determined that the Purchasers’ rights to purchase additional shares of Preferred Stock in connection with the Additional and Subsequent Investments are freestanding instruments that are required to be classified as liabilities and carried at fair value. The treatment of these instruments as a liability is due to certain investor rights related to the redemption features of the underlying Preferred Stock.

The value of the option to make Additional Investments (see above) is estimated directly from the Black-Scholes-Merton model output. The value of the option to make Subsequent Investments (see above) is partially conditioned upon the likelihood of successful FDA approval. As such, a weighting reflecting management’s estimates of the probability of successful FDA approval is applied to the preliminary Black-Scholes-Merton option price at each valuation date.  Such estimates of probability are subject to change based on various factors regarding the likelihood of FDA approval.  The Standard Review designation for the Company’s NDA resulted in a reduction of management’s probability assessment from the previous quarter.  Changes in the market price of the common stock would result in a change in the value of the option and impact the statement of operations. For example, a 10% increase in the market price of the common stock would cause the fair value of the warrants and the warrant liability to increase by approximately 10%.

As of the December 31, 2011 valuation date, the Company was negotiating with the Purchasers for a new round of financing. Those negotiations resulted in the parties entering into a new investment agreement on January 9, 2012, providing for the sale and issuance by the Company of $11 million of Series A-2 Preferred and options to purchase Series A-3 Preferred, a newly designated class of preferred stock.  See Note 17, “Subsequent Events,” below.  As part of the proposed transaction, as of the December 31, 2011 valuation date, the options to purchase Series A-1 Preferred and Series A-2 Preferred under the 2010 Investment Agreement would be replaced by the option to purchase Series A-3 Preferred.  Based upon the circumstances that existed as of December 31, 2011, the options were valued to consider the impact of the then impending transaction.  These factors were considered to adhere to the standard of value in accordance with ASC 820, “Fair Value Measurements and Disclosures.” The following table summarizes the fair value of the Purchasers’ rights to purchase additional shares of Preferred Stock outstanding as of December 31, 2011 and December 31, 2010 and the changes in the valuation in the periods then ended.

2011 (In thousands)	Fair Value at January 1, 2011	Net change in fair value of liabilities	Fair Value at December 31, 2011
Investors’ rights to purchase additional shares of Series A-1 and A-2 Preferred Stock	$5,131	(3,359)	$1,772

2010 (In thousands)	Fair Value at June 7, 2010(1)	Net change in fair value of liabilities	Fair Value at December 31, 2010
Investors’ rights to purchase additional shares of Series A-1 and A-2 Preferred stock	$8,670	(3,539)	$5,131

(1)  The initial valuation date of the option to purchase additional shares of Series A-1 Preferred and Series A-2 Preferred is the date of the execution of the Investment Agreement with Warburg Pincus and Deerfield, or June 7, 2010.

The following table summarizes the assumptions used in applying the Black-Scholes-Merton option pricing model to determine the fair value of the liability related to the rights to purchase additional shares of Series A-1 Preferred and Series A-2 Preferred during the twelve months ended December 31, 2011 and 2010:

Twelve Months Ended December 31,
	2011	2010

Risk-free interest rate	0.05 – 0.25%	0.29 – 0.50%
Expected life (in years)	0.5 – 0.8	0.9 – 1.5
Volatility	0.71 – 0.99	1.03 – 1.09
Dividend yield	8.68 – 8.80%	8.4 – 11.4%

●
Beneficial Conversion Feature – Because the conversion price of the shares of preferred stock was less than the fair value of common stock at the date preferred stock was sold and issued, the in-the-money conversion feature (Beneficial Conversion Feature, or BCF) requires separate recognition and is measured at the intrinsic value (i.e., the amount of the increase in value that holders of Preferred Stock would realize upon conversion based on the value of the conversion shares, including all future potential conversion shares adjusted for accretion to the Preferred Stock, on the commitment date).  The BCF is limited to the proceeds allocated to Preferred Stock and is initially recorded as a discount to preferred shares and included as additional paid-in capital.  Because there is not a stated redemption date of the shares of the convertible Series A-1 Preferred, the BCF is immediately accreted to the preferred shares as a deemed preferred stock dividend.   The Company has recognized aggregate BCF of $29.9 million related to the shares of preferred stock in June 2010 and this amount is included in the total value of preferred stock of $30.6 million as of December 31, 2011.  There has been no additional BCF recorded in the twelve months ended December 31, 2011.

●
Accretion on Preferred Stock - For the period from June 7, 2010 to September 10, 2010 (the date of the Second Closing), the 400,000 shares of Series A-1 Preferred accreted value to the stated rate of $100 at an annual rate of 12%, compounded quarterly.  Upon the Second Closing, the 412,652 shares of Series A-1 Preferred accreted value to the stated rate of $100 at an annual rate of 9%, compounded quarterly.  The total accretable value from the transaction date through December 31, 2011 was $6.4 million, including $1.0 million and $3.9 million for the three and twelve months ended December 31, 2011, respectively.  The Company will not recognize the value of the accretion to the preferred stock until such time that it becomes probable that the shares of preferred stock will become redeemable.  The accretable value is included, for loss per share purposes only, as a dividend to holders of preferred stock and the loss attributable to holders of common stock is increased by the value of the accretion for the period.  Accretion on preferred stock accounts for the $3.9 million and $2.4 million in deemed dividends to holders of preferred stock through the twelve months ended December 31, 2011 and 2010, respectively.

Note 5 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5.  STOCKHOLDERS' DEFICIT

As a result of the one-for-four reverse stock split the Company implemented at the close of business on September 10, 2010 (the “Reverse Stock Split”), the number of resulting outstanding shares of common stock and share-based compensation awards was determined by dividing the number of outstanding shares and share-based compensation awards by four.  The resulting per share exercise price of outstanding stock options and warrants was determined by multiplying the exercise price prior to the Reverse Stock Split by four.  All historical share and per share amounts have been adjusted to reflect the Reverse Stock Split.

Stock Incentive Plans. As of December 31, 2011, the Company had three stockholder approved stock incentive plans under which it grants or has granted options to purchase shares of our common stock and restricted stock awards to employees: the 2010 Equity Incentive Plan (the “2010 Plan”), the 2004 Stock Incentive Plan (the “2004 Plan”) and the 2003 Stock Option Plan (the “2003 Plan”).   The Board of Directors, or the Chief Executive Officer when designated by the Board, is responsible for administration of the employee stock incentive plans and determines the term, exercise price and vesting terms of each option. In general, stock options issued under all the current plans have a vesting period of three years and expire ten years from the date of grant. Additionally, the Company has an Employee Stock Purchase Plan, the 2006 Employee Stock Purchase Plan (the “2006 Plan”).

On February 16, 2010, the Company’s Board of Directors adopted the 2010 Equity Incentive Plan.  Under the 2010 Plan, the Board or a committee appointed by the Board may award nonqualified stock options, incentive stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights to participants.  Officers, directors, employees or non-employee consultants or advisors (including our subsidiaries and affiliates) are eligible to receive awards under the 2010 Plan. As of December 31, 2011, the total number of shares of our common stock available for grants of awards to participants under the 2010 Plan was 8.5 million shares.  On February 17, 2012, the Company’s Board of Directors adopted an amendment to the 2010 Plan increasing the number of shares of the Company’s common stock issuable thereunder from 8,500,000 to 10,000,000.  See Note 17, “Subsequent Events,” below.  The Company intends for all future stock option awards to be issued under the 2010 Plan, with no additional awards being issued under the 2003 Plan or 2004 Plan.

Stock Options. The following table summarizes information about stock options outstanding at December 31, 2011 and December 31, 2010 and changes in outstanding options in the twelve months then ended, all of which are at fixed prices:

	Number Of Shares Subject To Options Outstanding (in 000’s)	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value ($ in 000’s)

Outstanding January 1, 2010	1,209	$7.2

Options granted	5,982	.56
Options exercised	—	—
Options cancelled	(442)	7.39
Outstanding December 31, 2010	6,749	$1.32	9.3	$7

Options granted	302	$.78
Options exercised	(72)	.69
Options cancelled	(948)	1.92
Outstanding December 31, 2011	6,031	$1.20	8.3	$2
Exercisable at December 31, 2011	2,375	$2.20	7.4	$2

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Subject to Options Outstanding (in 000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable (in 000’s)	Weighted Average Exercise Price
$ 0.28 - $ 0.77	5,219	$0.55	8.8 yrs	1,669	$0.57
$ 0.78 - $ 4.48	542	2.92	6.4 yrs	436	3.37
$ 4.49 - $ 9.20	208	6.68	4.4 yrs	208	6.68
$ 9.21 - $ 43.92	62	22.97	2.5 yrs	62	22.97

$ 0.28 - $ 43.92	6,031	$1.20	8.3 yrs	2,375	$2.20

The weighted-average grant date fair value of options granted during the twelve months ended December 31, 2011 and 2010 was $0.63 and $0.44, respectively.  During the years ended December 31, 2011 and 2010, the Company recorded share-based compensation cost from all equity awards to employees of $1.0 million and $0.7 million, respectively.

The total intrinsic value of options exercised during the twelve months ended December 31, 2011 was $0.1 million. No options were exercised during the twelve months ended December 31, 2010.

As of December 31, 2011, we estimate that there is $1.4 million in total, unrecognized compensation costs related to non-vested share-based awards, which is expected to be recognized over a weighted average period of 2.6 years.

Employee Stock Purchase Plan. The 2006 Plan allows employees to contribute a percentage of their gross salary toward the semi-annual purchase of shares of common stock. The price of each share will not be less than the lower of 85% of the fair market value of common stock on the last trading day prior to the commencement of the offering period or 85% of the fair market value of common stock on the last trading day of the purchase period. A total of 187,500 shares of common stock were initially reserved for issuance under the 2006 Plan.  On July 15, 2011, the Company’s Board of Directors approved an additional 150,000 shares of common stock available for issuance under the 2006 Plan. The Company issued 8,465 shares of common stock on January 11, 2011 and 31,533 shares of common stock on July 11, 2011. The Company also issued 10,751 shares of common stock on January 10, 2012 pursuant to the 2006 Plan. As of the date of this Report, 146,943 shares of common stock are remaining under the 2006 Plan.

Assumptions. The following table summarizes the assumptions used in applying the Black-Scholes-Merton option pricing model to determine the fair value of new awards granted during the twelve months ended December 31, 2011 and 2010, respectively:

	December 31,
	2011	2010
Stock options
Risk-free interest rate	1.55 – 2.24%	2.35 - 3.05%
Expected life (in years)	5.5 - 6.02	5.5 - 6.02
Volatility	1.07 – 1.09	0.99 – 1.02
Dividend Yield	0%	0%
Employee stock purchase plan
Risk-free interest rate	0.19 - 1.14%	0.19 - 0.61%
Expected life (in years)	0.5 - 2.0	0.5 - 2.0
Volatility	0.98 – 2.07	1.18 – 1.89
Dividend Yield	0%	0%

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes-Merton option-pricing model and uses the assumptions as allowed by ASC 718, “Compensation – Stock Compensation .”  Through October 2010, as allowed by ASC 718-10-55, companies with a short period of publicly traded stock history, the Company’s estimate of expected volatility was based on the average expected volatilities of a sampling of other peer companies with similar attributes to it, including industry, stage of life cycle, size and financial leverage as well as the Company’s own historical data.  For options issued after October 2010, the Company used its own historical data to estimate expected volatility.  As the Company has so far only awarded “plain vanilla” options as described by the SEC’s Staff Accounting Bulletin Topic No. 14, “ Share-Based Payment ”, it used the “simplified method” for determining the expected life of the options granted. The Company will continue to use the “simplified method” under certain circumstances, which it will continue to use as it does not have sufficient historical data to estimate the expected term of share-based awards.  The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant valuation. ASC 718 does not allow companies to account for option forfeitures as they occur.  Instead, estimated option forfeitures must be calculated upfront to reduce the option expense to be recognized over the life of the award and updated upon the receipt of further information as to the amount of options expected to be forfeited. Based on our historical information, the Company currently estimates that 23% annually of its stock options awarded with annual vesting mechanisms will be forfeited.

The Company has elected to track the portion of its federal and state net operating loss carryforwards attributable to stock option benefits in a separate memo account.  Therefore, these amounts are no longer included in our gross or net deferred tax assets. The benefit of these net operating loss carryforwards will only be recorded in equity when they reduce cash taxes payable.

Common Stock Warrants.  As of December 31, 2011, the Company had outstanding warrants to purchase an aggregate of approximately 2.0 million shares of its common stock, all of which were available for exercise. On December 31, 2011, the Company issued a five-year warrant to purchase 0.2 million shares of common stock at an exercise price of $0.41 as partial payment for financial advisory services provided in connection with the transactions contemplated by the January 2012 Investment Agreement.

At December 31, 2011, there are outstanding Series A warrants to purchase an aggregate of 0.6 million shares of common stock and Series B warrants to purchase an aggregate of 1.1 million shares of common stock, all of which were originally issued in connection with the Company’s October 2009 private placement.  As a result of an anti-dilution provision contained in the Series B warrants, the exercise price of the Series B warrants was reduced to $1.20 per share after giving effect to the issuance of Series A-1 Preferred on June 7, 2010. A total of 0.2 million warrants are outstanding in connection with the transactions contemplated by the June 2010 and January 2012 Investment Agreements.

In May 2011, an investor exercised Series B warrants to purchase 0.3 million shares of common stock.  The Company received total cash proceeds of $0.3 million from the exercise.  Refer to Note 6 below.

The following table summarizes the warrants outstanding as of December 31, 2011 and 2010 and the changes in outstanding warrants in the twelve month periods then ended:

	Number Of Shares Subject To Warrants Outstanding (in 000’s)	Weighted-Average Exercise Price
Warrants outstanding January 1, 2010	3,686	$2.64
Warrants granted	54	0.92
Warrants cancelled	(439)	14.61
Warrants redeemed	--	--
Warrants exercised	(1,264)	0.04
Warrants outstanding December 31, 2010	2,037	2.99
Warrants granted	183	0.41
Warrants cancelled	--	--
Warrants exercised	(253)	1.20
Warrants outstanding December 31, 2011	1,967	$0.76

Note 6 - Warrant Liabilities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 6.  WARRANT LIABILITIES

The Company had outstanding warrants to purchase 2.0 million shares of common stock that were classified as liabilities on the balance sheet as of December 31, 2011 and 2010.  The fair value of the warrants classified as liabilities was $0.5 million and $0.7 million on December 31, 2011 and 2010, respectively.

In May 2011, the Company issued 0.3 million shares of common stock pursuant to the exercise of a warrant.  The Company recorded a loss of $0.1 million related to the revaluation of the warrant liability on the date of exercise and extinguished $0.3 million of liabilities related to the potential redemption of these warrants.  In May 2010, the Company issued 1.3 million shares of common stock pursuant to the exercise of a Series A warrant.  The Company recorded a loss of $0.6 million related to the revaluation of the warrant liability on the date of exercise and extinguished $0.9 million of liabilities related to the potential redemption of these warrants.  The warrant liability was reduced by $1.5 million upon the exercise of the Series A warrants.

During the twelve months ended December 31, 2011 and 2010, the Company recognized a loss of $0.1 million and $0.1 million, respectively, related to the revaluation of the warrant liabilities.  The following table summarizes the fair value of warrants classified as liabilities and outstanding as of December 31, 2011 and 2010 and the changes in the valuation in the twelve month periods then ended:

($ in thousands)	Fair value Value at January 1,	Reduction of liability due to redemption or exercise	Net change in fair value of liabilities	Fair Value at December 31,
2011
Warrants classified as liabilities	$713	$(252)	$41	$502

2010
Warrants classified as liabilities	$2,146	(1,489)	56	$713

All warrants that were classified as liabilities as of December 30, 2011 and December 31, 2010 were issued to various investors pursuant to the October 2009 private placement.  The warrants issued were Series A and Series B Warrants as discussed in Note 5.  The Company classified these warrants as liabilities based on certain cash settlement provisions available to the warrant holders upon certain reorganization events in the equity structure, including mergers.  Specifically, in the event the Company is acquired in an all cash transaction, a transaction whereby it ceases to be a publicly held entity under Rule 13e-3 of the Securities Exchange Act of 1934, or a reorganization involving an entity not traded on a national securities exchange, the warrant holders may elect to receive an amount of cash equal to the value of the warrants as determined in accordance with the Black-Scholes-Merton option pricing model with certain defined assumptions.  At any time when the resale of the warrant shares is not covered by an effective registration statement under the Securities Act of 1933, the warrant holders can elect a cashless exercise of all or any portion of shares outstanding under a warrant, in which case they would receive a number of shares with a value equal to the intrinsic value on the date of exercise of the portion of the warrant being exercised.  Additionally, warrant holders have certain registration rights and the Company would be obligated to make penalty payments to them under certain circumstances if we were unable to maintain effective registration of the shares underlying the warrants with the SEC.

Assumptions. The following table summarizes the assumptions used in applying the Black-Scholes-Merton option pricing model to determine the fair value of the liability related to warrants outstanding during the twelve months ended December 31, 2011 and 2010, respectively:

	Twelve Months Ended December 31,
	2011	2010
Warrant liabilities
Risk-free interest rate	.83 – 2.24%	1.91 - 3.28%
Expected life (in years)	4.77 – 5.5	5.77 - 6.52
Volatility	0.98 – 1.04	0.92 - 0.99
Dividend Yield	0%	0%

For additional details on the change in value of these liabilities, see Note 8.  Changes in the market price of the common stock or volatility would result in a change in the value of the warrants and impact the statement of operations. For example, a 10% increase in the market price of the common stock would cause the fair value of the warrants and the warrant liability to increase by approximately 10%.

Note 7 - Basic Net Loss Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
NOTE 7.  BASIC NET LOSS PER COMMON SHARE

Basic net loss per share is based upon the weighted average number of common shares outstanding during the period. Diluted net income or loss per share is based upon the weighted average number of common shares outstanding during the period, plus the effect of additional weighted average common equivalent shares outstanding during the period when the effect of adding such shares is anti-dilutive.

Basic and diluted net loss per share was determined as follows:

	Twelve Months Ended
	December 31,
(in thousands, except per share amounts)	2011	2010
Net loss	$(18,822)	$(25,987)
Deemed dividend to preferred shareholders, additional accretion	(3,948)	(2,411)
Deemed dividend to preferred shareholders, BCF	--	(29,898)

Net loss applicable to common stock	(22,770)	(58,296)

Weighted average shares used in computing net loss per share, basic and diluted	21,557	20,737

Net loss per share, basic and diluted	$(1.06)	$(2.81)

Deemed dividends to the holders of Series A-1 Preferred include the beneficial conversion feature related to the conversion feature of the shares of Series A-1 Preferred issued under the June 7, 2010 Investment Agreement with Warburg Pincus and Deerfield, as well as the accretion on these same shares pursuant to such agreement.

The securities in the table below were excluded from the computation of diluted net loss per common share for the twelve months ended December 31, 2011 and 2010 because such securities were anti-dilutive during the periods presented:

(in thousands)	2011	2010
Warrants	1,967	2,037
Stock options and Employee Stock Purchase Plans	6,178	6,797
Convertible redeemable preferred stock	62,987	57,623

Total	71,132	66.457

Note 8 - Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 8.  FAIR VALUE MEASUREMENTS

ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities;

•
Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Our Level 2 assets exclusively include U.S. government obligations with quoted prices that are traded less frequently than exchange-traded instruments. All of our Level 2 asset values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The pricing model information is provided by third party entities (e.g. banks or brokers). In some instances, these third party entities engage external pricing services to estimate the fair value of these securities; and

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the fair value hierarchy for our financial assets and liabilities held by the Company measured at fair value on a recurring basis for the year ended December 31, 2011 and December 31, 2010:

2011
(in $ thousands)	Level 1	Level 2	Level 3(1)	Total
Assets
Available-for-sale equity securities	$—	$—	$—	$—
Available-for-sale debt securities	—	—	—	—
Total	$—	$—	$—	$—
Liabilities
Warrant liabilities	—	—	$502	$502
Right to purchase future Series A-1 and A-2 preferred stock	—	—	1,772	1,772
Total	$—	$—	$2,274	$2,274

2010
(in $ thousands)	Level 1	Level 2	Level 3(1)	Total
Assets
Available-for-sale equity securities	$74	$—	$—	$74
Available-for-sale debt securities	—	17,994	—	17,994
Total	$74	$17,994	$—	$18,068
Liabilities
Warrant liabilities	—	—	$713	$713
Right to purchase future Series A-1 and A-2 preferred stock	—	—	5,131	5,131
Total	$—	$—	$5,844	$5,844

(1)  See Notes 4 and 6 of these Notes to the Financial Statements for a roll forward of the Company’s Level 3 Assets for the twelve months ended December 31, 2011 and 2010.

Note 9 - Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities [Table Text Block]
NOTE 9. AVAILABLE-FOR-SALE SECURITIES

On December 31, 2011, the Company had no available-for-sale securities.  As of December 31, 2010, the Company had $18.1 million in total available-for-sale securities consisting of equity and debt investments that were disposed of during 2011.  All the Company’s U.S. treasury obligation investments previously held were in securities with original maturities less than twelve months.  The following table summarizes the investments classified as available-for-sale securities during the twelve months ended December 31, 2011 and 2010:

December 31, 2011 (in $ thousands)	Input Level	Amortized or Historical Cost	Gross Unrealized Gains	Gross Unrealized Gains	Estimated Fair Value
Money market funds		$—	$—	$—	$—
U.S. treasury obligations		—	—	—	—
Equity securities		—	—	—	—
Total available-for-sale securities		—	—	—	—
Less: amounts classified as cash equivalents		—	—	—	—
Amounts classified as available-for-sale securities		$—	$—	$—	$—

December 31, 2010 (in $ thousands)	Input Level	Amortized or Historical Cost	Gross Unrealized Gains	Gross Unrealized Gains	Estimated Fair Value
Money market funds	2	$—	$—	$—	$2,016
U.S. treasury obligations	2	17,992	2	—	17,994
Equity securities	1	92	—	(18)	74
Total available-for-sale securities		20,100	2	(18)	20,084
Less: amounts classified as cash equivalents		2,016	—	—	2,016
Amounts classified as available-for-sale securities		$18,084	$2	$(18)	$18,068

Note 10 - Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
NOTE 10.  OTHER ASSETS

Other assets consist of the following at December 31:

(in $ thousands)	2011	2010
Direct financing costs	$462	$--
Prepaid expenses	140	176
Security deposit	31	--
Accounts receivable	2	78
Total	$635	$254

Direct costs incurred from the transactions contemplated by the January 2012 Investment Agreement will be deferred until the issuance of the shares of Series A Preferred. These costs will be reclassified as a reduction to equity upon the execution of the Investment Agreement and subsequent issuance of shares. As of December 31, 2011, the Company deferred approximately $0.5 million in direct financing costs.

Note 11 - Property And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 11.  PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:

	2011	2010
Property and equipment: (in $ thousands)
Furniture & fixtures	$71	$53
Computer hardware	277	252
Computer software	220	212
Manufacturing equipment	164	164
Tenant improvements	163	144
	895	825
Less accumulated depreciation	(823)	(728)
Property and equipment, net	$72	$97

For the years ended December 31, 2011 and 2010, depreciation expense was approximately $0.1 million and $0.2 million, respectively.

Note 12 - Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 12.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following at December 31:

(in $ thousands)	2011	2010
Trade accounts payable	$1,633	$1,725
Clinical research and other development related costs	1,173	2,340
Accrued personnel related expenses	800	1,202
Interest payable	683	683
Accrued trade payables	268	102
Total	$4,557	$6,052

Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 13. INCOME TAXES

There was no current or deferred income tax expense (other than state minimum tax) for the years ended December 31, 2011 and 2010 because of the Company’s operating losses.

The components of deferred tax assets (there were no deferred tax liabilities) as of December 31, 2011 and 2010 are as follows:

Deferred tax assets consist of the following:	December 31,
(in $ thousands)	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$13,711	$6,709
Research and development credit	4,573	2,504
Capitalized research costs	24,634	23,996
Stock-based compensation	1,357	1,386
Accruals and reserves	80	474
Total deferred tax asset	44,355	35,069
Less valuation allowance	(44,355)	(35,069)
Net deferred tax asset	$—	$—

(1)  The Company’s deferred tax asset and valuation allowance relating to stock-based compensation as of  December 31, 2010 was corrected  to properly account for the effect of stock option exercises, cancellations, forfeitures, and expirations, resulting in a decrease of $6.2 million in the gross deferred assets and valuation allowance.   Such correction had no impact on the results of operations or the Company’s financial position.

A reconciliation between our effective tax rate and the U.S. statutory tax rate follows:

	For the Years Ended,
	December 31, 2011	December 31, 2010
Footnote Disclosure:
Tax Benefit at Federal Statutory Rate	34.0%	34.0%
State Taxes, Net of Federal Benefit	5.8%	5.8%
Permanent Book/Tax Differences	(4.3)%	(2.6)%
Gain/loss on Call Options	7.1%	5.4%
Tax Credits	11.0%	(8.7)%
Change in Valuation Allowance	(53.6)%	(34.5)%
Provision (Benefit) for Taxes	0.0%	0.0%

As of December 31, 2011, the Company had potentially utilizable federal and state net operating loss tax carryforwards of approximately $34.1 million $32.2 million respectively.  The net operating loss carryforwards expire in various amounts for federal tax purposes from 2022 through 2030 and for state tax purposes from 2018 through 2030.   As of December 31, 2011, the Company also had research and development credit carryforwards of approximately $0.3 and $1.4 million for federal and state tax reporting purposes and orphan drug credit carryforwards of approximately $2.9 million for federal purposes. The research and development credit carryforwards will expire in 2030 for federal purposes and carryforward indefinitely for state purposes. The orphan drug credit carry forward expires in 2030 for federal purposes.

Management maintains a valuation allowance for its deductible temporary differences (i.e. deferred tax assets) when it concludes that it is more likely than not that the benefit of such deferred tax assets will not be recognized. The ultimate realization of deferred tax assets is dependent upon the Company’s ability to generate taxable income during the periods in which the temporary differences become deductible. Management considers the historical level of taxable income, projections for future taxable income, and tax planning strategies in making this assessment. Management’s assessment in the near term is subject to change if estimates of future taxable income during the carryforward period are reduced. The Company’s valuation allowance increased by $9.3 million and decreased by $15.6 million in the years ended December 31, 2011 and 2010, respectively.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of net operating losses and credits before utilization. The Company completed a Section 382 analysis through December 31, 2010 and determined that an ownership change, as defined under Section 382 of the Internal Revenue Code, occurred in prior years. Based on the analysis, the Company has undergone three ownership changes as defined in Section 382 of the Internal Revenue Code. The first ownership change occurred on July 21, 2004, the second ownership change occurred on July 31, 2007, and the third ownership change occurred on June 7, 2010.  No additional ownership changes occurred through December 31, 2011. Net operating loss carryovers presented have accounted for any limited and potential lost attributes due to the ownership changes and expiration dates.

The Company has adopted the provisions of FIN 48 as of January 1, 2007, which is now codified as part of ASC 740. The total amount of unrecognized tax benefits as of December 31, 2011 was $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits (in $ thousands)	2011	2010
Balance as of January 1	$782	$954
Additions for current year tax positions	538	624
Reductions for current year tax positions	-	-
Additions for prior year tax positions	-	14
Reductions for prior year tax positions	(1)	-
Settlements	-	-
Reductions related to 382 limitations	-	(810)
Balance as of December 31	$1,319	$782

None of the unrecognized tax benefits as of December 31, 2011 would affect the Company’s effective tax rate if recognized. As the Company would currently need to increase their valuation allowance for any additional amounts benefited, the effective rate would not be impacted until the valuation allowance was removed.

Penalties and interest expense related to income taxes are included as a component of other expense and interest expense, respectively, if they are incurred.  For the years ended December 31, 2011 and 2010, no penalties or interest expense related to income tax positions were recognized. The Company does not anticipate that any of the unrecognized tax benefits will increase or decrease significantly in the next twelve months.

The Company is subject to federal and California state income tax. As of December 31, 2011, the Company’s federal returns for the years ended 2002 through the current period and state returns for the years ended 2004 through the current period are still open to examination. Net operating losses and research and development carryforwards that may be used in future years are still subject to inquiry given that the statute of limitation for these items would be from the year of the utilization. There are no tax years under examination by any jurisdiction at this time.

Note 14 - License Agreements	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 14. LICENSE AGREEMENTS

Tekmira License Agreement.  Pursuant to an Amended and Restated License Agreement dated April 30, 2007, as amended effective May 27, 2009 (the “License Agreement”), between the Company and Tekmira Pharmaceuticals Corporation (“Tekmira”), the Company holds exclusive, worldwide rights to develop and commercialize three oncology drug candidates, Marqibo, Brakiva, and Alocrest.  On September 20, 2010, the Company and Tekmira entered into Amendment No. 2 to the License Agreement (the “Amendment”), which amends the License Agreement as follows:

•
The Company’s maximum aggregate obligation for milestone payments to Tekmira for all three product candidates was decreased from $37.0 million to $19.0 million.  All of the affected milestone payment obligations relate to amounts triggered by the achievement of regulatory milestones for the Company’s Marqibo drug candidate.

•
The Amendment modified the royalty rates payable by the Company for net sales of Marqibo by eliminating a tiered royalty rate structure based upon the amount of net sales and instead provides for a single royalty rate without regard to the amount of net sales.

•	In consideration of the foregoing, the Company agreed to make a one-time payment to Tekmira of $5.75 million.

The $5.75 million payment to Tekmira was recognized as expense in the Condensed statement of operations during the twelve months ended December 31, 2010.

Menadione Topical Lotion License Agreement. In October 2006, the Company entered into a license agreement with the Albert Einstein’s College of Medicine (AECOM). In consideration for the license, we agreed to issue the college $0.2 million of our common stock.  We also made a cash payment within 30 days of signing the agreement and we agreed to pay annual maintenance fees. Further, we agreed to make milestone payments in the aggregate amount of $2.8 million upon the achievement of various clinical and regulatory milestones, as described in the agreement, of which we have achieved one milestone and have paid AECOM total consideration of $0.3 million. We may also make annual maintenance fees as part of the agreement. We also agreed to make royalty payments to the College on net sales of any products covered by a claim in any licensed patent.

Note 15 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 15. COMMITMENTS AND CONTINGENCIES

Lease Agreements. The Company had previously entered into a three year sublease, which commenced on May 31, 2006, for property at 7000 Shoreline Court in South San Francisco, California, where the Company’s executive offices were located until March 15, 2011.  This lease expired on March 31, 2011. On February 10, 2011, the Company entered into a 17-month sublease for property at 2207 Bridgepointe Parkway in San Mateo, California, which commenced on March 1, 2011.  The total cash payments due over the remaining sublease period, as of December 31, 2011, are $0.1 million.

Approximate expenses associated with operating leases were as follows:

	Years Ended December 31,
(in $ thousands)	2011	2010
Rent expense	$255	$487

Clinical Trial Agreement. In May 2011, the Company entered into a clinical trial research agreement with the German High-Grade Lymphoma Study Group, pursuant to which the Company agreed to provide support for a European Phase 3 trial of Marqibo in elderly patients with newly diagnosed aggressive NHL.  Under the terms of the agreement, the Company is obligated to provide supplies of Marqibo for the study as well as funding for a portion of the total financial costs of the study.  As of December 31, 2011, the Company’s portion of these costs is estimated to be approximately between €8.6 million and €10.2 million (or between $11.1 million and $13.2 million) to be paid over a period of three to five years.  Per the terms of the agreement, the Company is under no obligation to make a payment before the later of January 1, 2013 or the enrollment of the 150th patient. No amounts have been accrued as of December 31, 2011 in connection with this arrangement.

In November 2011, the Company entered into an agreement with Pharmaceutical Research Associates, Inc., a global clinical research organization providing services through all phases of clinical development, to initiate the U.S. portion of the Company’s global Phase 3 confirmatory study of Marqibo, named HALLMARQ, in the treatment of patients 60 years of age or older with newly diagnosed ALL. The Company also entered into an agreement with PPD, a leading global contract research organization providing drug discovery, development, and lifecycle management services, to administer central laboratory services for HALLMARQ. The Company anticipates the enrollment of the first subject in the HALLMARQ study to occur prior to the end of the second quarter of 2012.  Direct costs associated with the HALLMARQ study are estimated to be approximately $42.5 million over a period of five years.  As of December 31, 2011, the Company accrued approximately $0.1 million for expenditures related to the HALLMARQ study.

In August 2011, the Company entered into an agreement with Mayo Clinic pursuant to which Mayo Clinic will sponsor and conduct a Phase 2 clinical trial that is designed to enroll approximately 40 patients taking biologic and small molecule EGFR inhibitors for anti-cancer therapy and will test the effectiveness of MTL in preventing skin toxicities associated with EGFR inhibitors.  In January 2012, the first patient was enrolled in the study. As of December 31, 2011, the Company accrued approximately $0.1 million for drug manufacture and related expenditures.

Note 16 - 401(K) Savings Plan	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 16.  401(K) SAVINGS PLAN

During 2004, the Company adopted a 401(k) Plan (the “401(k) Plan”) for the benefit of its employees. The Company elects to match contributions to the 401(k) Plan equal to 100% of the first 5% of wages deferred by each participating employee. During both 2011 and 2010, the Company incurred total charges of approximately $0.2 million for employer matching contributions.

Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 17.  SUBSEQUENT EVENTS

2012 Investment Agreement

On January 9, 2012, the Company entered into an Investment Agreement (the “2012 Investment Agreement”) with Warburg Pincus and Deerfield (collectively, the “Purchasers”), pursuant to which the Company issued and sold to the Purchasers an aggregate of 110,000 shares of Series A-2 Preferred at a per share purchase price of $100 for an aggregate purchase price of $11,000,000.  The 2012 Investment Agreement provides that, from the date of the agreement until the first anniversary of the Company’s receipt of marketing approval from the Food and Drug Administration for any of its product candidates (the “Marketing Approval”), the Purchasers have the right, but not the obligation, to purchase up to an additional 600,000 shares of Series A-3 Preferred at a purchase price of $100 per share.

As discussed above under Note 4, “Redeemable Convertible Preferred Stock,” the Company had previously entered into an Investment Agreement dated June 7, 2010 (the “2010 Investment Agreement”), pursuant to which Warburg Pincus and Deerfield purchased an aggregate of 400,000 shares of Series A-1 Preferred).   Further, as discussed above under Note 3, “Facility Agreement,” the Company and Deerfield had previously entered into a Facility Agreement dated October 30, 2007, as amended on June 7, 2010, pursuant to which the Company has borrowed from Deerfield an aggregate of $27.5 million, all of which is currently outstanding.

The terms, conditions, privileges, rights and preferences of the Series A-2 Preferred, as amended in connection with the entry into the 2012 Investment Agreement, are described in the Company’s amended and restated Certificate of Designation filed with the Secretary of State of Delaware on January 9, 2012 (the “Series A-2 Certificate”).  The Series A-2 Preferred will, with respect to both dividend rights and rights upon a liquidation or change of control, rank senior to all junior stock, including the Company’s common stock, and on parity with all parity stock, including the Company’s outstanding Series A-1 Preferred and the Series A-3 Preferred.

From the applicable date of issuance of each share of Series A-2 Preferred, and provided that by July 9, 2012, the Company obtains the requisite approval of its stockholders to amend its certificate of incorporation to increase the authorized number of shares of common stock from 350 million to 600 million (the “Stockholder Approval”), the Series A-2 Preferred, including the 110,000 shares issued January 9, 2012, shall have the following terms, among others (the “Initial Series A-2 Terms”):

•	The conversion price of the Series A-2 Preferred shall initially be $0.30 per share (subject to adjustment in certain circumstances).

•
The stated value of each share of Series A-2 Preferred will accrete at a rate of 9% per annum, compounded quarterly, for a five-year term; thereafter, cash dividends will be payable at a rate of 9% of the accreted stated value per annum, payable quarterly.

•
Upon the occurrence and during the continuance of certain material breaches by the Company of its obligations under the 2012 Investment Agreement, Series A-2 Certificate and related transaction agreements (referred to in the Series A-2 Certificate as “special triggering events”), the accretion rate and the dividend rate on the Series A-2 Preferred will increase by 3% per annum, compounded quarterly.

•
Upon any liquidation of the Company, holders of the Series A-2 Preferred are entitled to receive a liquidation preference per share equal to the greater of (i) 100% of the then-accreted value of the Series A-2 Preferred and (ii) the amount that the holder would have received if the Series A-2 Preferred had been converted into common stock at the conversion price immediately prior to the liquidation.  Similar rights would apply upon any “change of control” of the Company (although the liquidation preference would be calculated assuming the liquidation occurred on the fifth anniversary of the date of issuance).

•	The Series A-2 Preferred is not redeemable under the Initial Series A-2 Terms.

If the Company does not obtain Stockholder Approval by July 9, 2012, then the terms of the Series A-2 Preferred will thereafter adjust, as follows (the “Revised Series A-2 Terms”):

•
The conversion price of the Series A-2 Preferred shall be reduced to an amount equal to 70% of the conversion price applicable under the Initial Series A-2 Terms (subject to adjustment in certain circumstances).

•
The stated value of each share of Series A-2 Preferred will accrete at an initial rate of 12% per annum, compounded quarterly, and increasing by 0.50% per year for a seven-year term; thereafter, cash dividends will be payable at a rate of 15.5% of the accreted stated value per annum, payable quarterly.

•
Upon any liquidation of the Company, holders of the Series A-2 Preferred would be entitled to receive a liquidation preference per share equal to the greater of (i) 250% of the then-accreted value of the Series A-2 Preferred and (ii) the amount which the holder would have received if the Series A-2 Preferred had been converted immediately prior to the liquidation (at a conversion price equal to 70% of the conversion price applicable under the Initial Series A-2 Terms, subject to adjustment).  Similar rights would apply upon any “change of control” of the Company (although the liquidation preference would be calculated assuming the liquidation occurred on the seventh anniversary of the date of issuance).

•
The holders of the Series A-2 Preferred would have the right to require the Company to redeem the Series A-2 Preferred at a redemption price equal to the greater of (i) 250% of the then-accreted value of the Series A-2 Preferred plus any unpaid dividends accrued thereon or (ii) the product obtained by multiplying the then-current market value of the underlying common stock by the number of shares of common stock then issuable upon conversion of each share of Series A-2 Preferred.

The terms, conditions, privileges, rights and preferences of the Series A-3 Preferred are described in a Certificate of Designation filed with the Secretary of State of Delaware on January 9, 2012 (the “Series A-3 Certificate”). The terms of the Series A-3 Preferred are substantially identical to the terms of the Series A-2 Preferred, except that (i) the Series A-3 Preferred would be initially convertible into common stock at a conversion price equal to $0.35 per share (subject to adjustment in certain circumstances), and (ii) because the Company’s certificate of incorporation does not currently have a sufficient number of authorized common stock available for issuance, until the Company obtains Stockholder Approval, the Series A-3 would only be convertible into a number of shares of common stock then available for issuance, which shall not be less than 105 million.

On February 27, 2012, the Company filed a definitive proxy statement with the SEC, announcing its intent to hold a special meeting of stockholders on April 5, 2012, for the purpose of obtaining the Stockholder Approval.

As described above, the Company and the Purchasers had previously entered into the 2010 Investment Agreement on June 7, 2010.  In connection with the entry into the 2012 Investment Agreement, on January 9, 2012, the Company and the Purchasers entered into an amendment to the 2010 Investment Agreement (the “Investment Agreement Amendment”).  Among other terms, the Investment Agreement Amendment eliminated the Purchasers’ rights to purchase additional shares of Series A Preferred under the 2010 Investment Agreement.

Amendment to Deerfield Facility Agreement

As described above, the Company and Deerfield had previously entered into the Facility Agreement on October 30, 2007, as amended on June 7, 2010.  In connection with the entry into the 2012 Investment Agreement, on January 9, 2012, the Company and Deerfield entered into a Second Amendment to Facility Agreement (the “Amendment to Facility Agreement”).  Among other items, pursuant to the Amendment to Facility Agreement, the Company will satisfy its obligation under the Facility Agreement to make quarterly interest payments for the quarters ended December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012, by issuing a whole number of shares of Series A-2 Preferred determined by dividing the amount of the interest payments payable to each Deerfield affiliate for each quarterly period by $100.  On January 9, 2012, in accordance with the terms of the Facility Amendment, the Company satisfied its interest payment obligation in the aggregate amount of $0.7 million for the quarter ended December 31, 2011, by issuing an aggregate of 6,826 shares of Series A-2 Preferred to Deerfield and paying cash in lieu of fractional shares in the aggregate amount of $0.1 million.

Special Meeting of Stockholders

The Company has scheduled a Special Meeting of Stockholders on April 5, 2012, for the purpose of considering and taking action on a proposal to amend our certificate of incorporation to increase the number of authorized shares of common stock from 350,000,000 to 600,000,000. The Board of Directors of the Company has approved the foregoing proposal and recommends that the stockholders of the Company vote in its favor. Pursuant to a Voting Agreement (the “Voting Agreement”) entered into between the Company and the Purchasers as part of the transactions contemplated by the Investment Agreement, the Purchasers agreed to vote (or cause to be voted) all of its owned shares (a) in favor of approval of (1) the Stockholder Proposal and the transactions contemplated by the Investment Agreement, and (2) any other matter that is required to facilitate the transactions contemplated by the Investment Agreement; and (b) against any action or agreement that would impair the ability of the Company to obtain the Stockholder Approval or otherwise issue the Securities pursuant to the Investment Agreement, or that would otherwise be inconsistent with, prevent, impede or delay the consummation of the transactions contemplated by the Investment Agreement.  Our Board of Directors has fixed the close of business on February 13, 2012, as the record date for the determination of stockholders entitled to notice of and to vote at the Special Meeting and at any adjournment or postponement thereof.

Termination of Rights to Zensana

Pursuant to a 2004 license agreement, the Company obtained exclusive rights to Zensana (ondansetron oral spray) from NovaDel Pharma, Inc.  In 2007, the Company ceased development activities relating to Zensana and instead sublicensed its rights to Zensana to Par Pharmaceutical, Inc. pursuant to a July 2007 agreement.  At the same date, the Company and NovaDel Pharma amended and restated the 2004 license agreement.  In January 2012, following Par Pharmaceutical’s decision to cease development of Zensana, NovaDel Pharma, Par Pharmaceutical and the Company entered into agreements terminating all of the Company and Par Pharmaceutical’s rights to Zensana.  Pursuant to the termination of these license agreements, all rights to develop and commercialize the product were returned to Novadel Pharma in exchange for the Company’s right to receive certain royalty payments in connection with the product.

Amendment to 2010 Equity Incentive Plan

On February 17, 2012, the Company’s Board of Directors adopted an amendment to the 2010 Plan increasing the total number of shares of the Company’s common stock issuable thereunder from 8.5 million to 10.0 million.  On the same date, the Company issued to its employees and non-employee directors stock options to purchase an aggregate of 3.3 million shares of common stock under the 2010 Plan.

Adoption of 2012 Severance Payment Plan

Effective as of February 17, 2012, the Company adopted the Talon Therapeutics, Inc. 2012 Severance Payment Plan (the “Severance Plan”).  All full-time regular employees are eligible to participate in the Severance Plan, except such employees with individual employment agreements that provide for benefits in connection with a termination of employment.  Subject to their execution and non-revocation of a general release of claims, eligible participants are entitled to the following benefits in the event their employment is terminated by the Company without cause.  Employees at the level of Vice President and higher shall receive 3 months continued base salary and health insurance coverage, which shall be increased to 6 months if such termination occurs following FDA Approval.  All other employees shall receive 2 months continued base salary and health insurance coverage, which shall increase to 3 months if such termination occurs following FDA Approval.  The Severance Plan is unfunded and all benefits payable under the plan shall be paid only from the Company’s general assets.

Adoption of 2012 Change of Control Payment Plan

Effective as of February 17, 2012, the Company adopted the Talon Therapeutics, Inc. 2012 Change of Control Payment Plan (the “Change of Control Plan”).  All full-time employees serving at and above the level of Vice President as of the time of the “change of control” transaction are eligible to receive benefits under the Change of Control Plan upon the effective time of such transaction.

The Change of Control Plan provides for total benefits payable to eligible participants in an amount equal to 7.5% of the Change of Control Proceeds exceeding the sum of (i) $40 million and (ii) the gross cash proceeds received by the Company in an equity financing completed on or after January 1, 2012 (the “Plan Benefits”).  For purposes of the plan, the terms “Change of Control Proceeds” means all cash and the fair market value of all property paid, directly or indirectly, to the Company or its stockholders in consideration for their shares of capital stock, but excluding (1) fees and expenses incurred by the Company in connection with such transaction, (2) amounts payable under employment or consulting agreements and (3) the value of any Company debt paid or assumed by the acquirer in such transaction.  Of the total Plan Benefits, the Change of Control Plan provides that Steven R. Deitcher, M.D., the Company’s President & Chief Executive Officer, is entitled to 53.33%, and that Craig W. Carlson, the Company’s Sr. V.P. & Chief Financial Officer, is entitled to 13.33%, provided each remains employed in such positions at the time of the change of control transaction.  The remaining Plan Benefits will be allocated among the other eligible participants in the discretion of the Board.  However, each participant’s share of the Plan Benefits shall be reduced, on a dollar-for-dollar basis, by the amount of cash and/or value of other property received by such participant in connection with the change of control transaction in respect of outstanding stock options or other stock incentives held by the participant.  The Change of Control Plan is unfunded and all benefits payable under the plan shall be paid only from the Company’s general assets.

The Plan Benefits shall be payable to eligible participants in the same manner and form and at the same time as the consideration payable to the Company’s stockholders in connection with the change of control transaction.  For example, (i) to the extent the Company’s stockholders receive mixed consideration consisting of cash and securities in consideration for their shares of Company stock, then the Plan Benefits shall consist of cash and identical securities in the same proportion as payable to the Company’s stockholders, and (ii) to the extent a portion of the consideration payable to the Company’s stockholders is subject to future contingencies or earn-outs, then an identical portion of the Plan Benefits shall be subject to the same contingencies.

Clinical Trial Research Agreement

On March 2, 2012, the Company entered into an investigator-initiated clinical trial research agreement with The University of Texas M.D. Anderson Cancer Center (“MDACC”), whereby the Company agreed to provide Marqibo to study the safety and efficacy of Marqibo in certain clinical trial research entitled “Hyper-CVAD with Liposomal Vincristine (Hyper-CMAD) in Acute Lymphoblastic Leukemia.”  The study is designed to evaluate whether intensive chemotherapy (Hyper-CVAD therapy) given in combination with Marqibo, in addition to rituximab for patients who are CD20 positive and/or imatinib or dasatinib for patients with the Philadelphia (Ph) chromosome, can effectively treat ALL or lymphoblastic lymphoma.  In support of the performance of this study, the Company agreed to pay MDACC approximately $0.2 million for the clinical study of approximately sixty-five (65) patients.  The Company expects enrollment for this study to begin in September 2012.

Oncologic Drugs Advisory Committee (ODAC) Meeting

On March 21, 2012, the Company’s Marqibo NDA was assessed at a meeting of the ODAC, which voted seven to four, with two abstentions, that Marqibo has demonstrated a favorable risk/benefit ratio for the treatment of adult Philadelphia chromosome-negative (Ph-) ALL in second or greater relapse or that has progressed following two or more lines of anti-leukemia therapy.  The ODAC provides the FDA with independent expert advice and recommendations; however the final decision regarding approval is made by the FDA.